UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2014

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Semi-Annual Report to Shareholders

As of April 30, 2014

The total net of fee return of the LSV Conservative Core Equity Fund (the “Fund”) and the benchmark S&P 500 Index for trailing periods ended April 30, 2014, were as follows:

	6 Months	1 Year	3 Years	5 Years	Since Inception
LSV Conservative Core Equity Fund	10.39%	25.52%	15.15%	19.89%	5.10%
Benchmark:
S&P 500 Index	8.35	20.44	13.83	19.13	5.35

As of 4/30/14; periods longer than one year are annualized; inception date is 5/22/07; net of fees. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

U.S. equity markets continued to rise in the trailing 6-month period despite geopolitical worries and an increase in stock price volatility. Within the broad market indices, value stocks continued to be in favor as the Russell 1000 Value Index was up 9.6% and the Russell 1000 Growth Index was up only 7.0%. This has been a positive development in terms of relative performance for the LSV Conservative Core Equity Fund.

Stock selection added value during the trailing 6-month period as Fund holdings performed particularly well in the Technology, Consumer Staples and Industrials sectors. The Fund’s underweight exposure to Consumer Discretionary stocks also contributed during the period. Sector weights are tightly constrained relative to the benchmark at no more than +/– 3%.

By historical standards stocks are neither cheap nor expensive at present, trading close to fair value. The LSV Conservative Core Equity Fund however trades at sizeable discounts relative to the benchmark. Current valuations are 13.4x 2014 earnings estimates, 9.1x trailing cash flow and a 2.3% yield. We have seen a number of companies in the portfolio buying back shares, raising dividends and even some acquisitions which have helped results. We continue to believe and empirical evidence supports that building a portfolio of deeply discounted stocks pays off well in the long-run and in the short-run is not necessarily highly correlated with market direction.

LSV was recently awarded the 2014 “Best Equity Small Fund Group” by Lipper. Our assets under management, ownership structure and team remain stable. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative model and add value for our clients.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. It is not possible to invest directly in an index.

Index returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Lipper presents the Best Equity Small Fund Group Award to the firm demonstrating the best historical risk-adjusted returns, relative to peers, for the previous three years ending November 30, 2013. Fund groups with at least five equity portfolios in the respective asset classes are eligible for a group award. More information on the Lipper Fund Awards methodology is available at www.lipperweb.com.

April 30, 2014	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV Conservative Core Equity Fund	Shares	Value (000)
Common Stock (99.4%)
Aerospace & Defense (4.6%)
Boeing	1,300	$168
Exelis	2,900	54
General Dynamics	1,100	120
L-3 Communications Holdings, Cl 3	700	81
Northrop Grumman	1,100	133
Raytheon	1,300	124

		680

Agricultural Operations (0.6%)
Archer-Daniels-Midland	2,100	92

Agricultural Products (0.3%)
Ingredion	700	49

Air Freight & Logistics (0.3%)
FedEx	300	41

Aircraft (1.7%)
American Airlines Group*	1,700	60
Lockheed Martin	700	115
Southwest Airlines	3,200	77

		252

Asset Management & Custody Banks (1.6%)
Ameriprise Financial	800	89
Bank of New York Mellon	2,000	68
State Street	1,200	78

		235

Automotive (3.1%)
Autoliv	600	61
Delphi Automotive	800	54
Ford Motor	9,300	150
General Motors	2,100	72
Lear	800	67
Murphy USA*	250	11
TRW Automotive Holdings*	500	40

		455

	Shares	Value (000)
Banks (6.2%)
Bank of America	4,700	$71
Fifth Third Bancorp	3,200	66
Huntington Bancshares	4,800	44
JPMorgan Chase	3,800	213
PNC Financial Services Group	1,400	118
Regions Financial	4,300	43
SunTrust Banks	900	34
US Bancorp	1,100	45
Wells Fargo	5,600	278

		912

Biotechnology (0.9%)
Amgen	1,200	134

Cable & Satellite (1.5%)
Comcast, Cl A	900	47
DIRECTV*	1,500	116
Time Warner Cable, Cl A	400	57

		220

Chemicals (1.7%)
CF Industries Holdings	300	73
Dow Chemical	1,700	85
EI du Pont de Nemours	900	61
Huntsman	1,400	35

		254

Commercial Printing (0.4%)
RR Donnelley & Sons	3,100	55

Commercial Services (0.3%)
Blackhawk Network Holdings, Cl B*	230	5
Convergys	1,500	33

		38

Computer & Electronics Retail (0.7%)
Best Buy	1,900	49
GameStop, Cl A	1,200	48

		97

Computers & Services (11.6%)
Apple	900	531
CA	2,000	60
Computer Sciences	1,100	65
EMC	2,100	54
Google, Cl A*	150	80
Google, Cl C*	150	79
Hewlett-Packard	3,800	126
Microsoft	8,100	327
Oracle	4,800	196
Seagate Technology	1,300	69
Symantec	2,000	41
Western Digital	900	79

		1,707

Construction & Engineering (0.4%)
KBR	1,200	30
Leidos Holdings, Inc.	875	33

		63

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2014	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)
Consumer Discretionary (1.3%)
Energizer Holdings	500	$56
Procter & Gamble	1,600	132

		188

Diversified Metals & Mining (0.2%)
Freeport-McMoRan Copper & Gold	700	24

Drug Retail (1.5%)
CVS Caremark	2,300	167
Walgreen	700	48

		215

Electrical Services (4.7%)
Ameren	1,500	62
American Electric Power	1,300	70
Edison International	1,400	79
Entergy	700	51
Exelon	2,600	91
General Electric	9,200	247
Public Service Enterprise Group	2,300	94

		694

Financial Services (2.8%)
Capital One Financial	800	59
Citigroup	2,900	139
Discover Financial Services	900	50
Goldman Sachs Group	500	80
SLM	3,100	80

		408

Food, Beverage & Tobacco (2.3%)
Coca-Cola	1,900	78
Molson Coors Brewing, Cl B	900	54
PepsiCo	500	43
Philip Morris International	800	68
Tyson Foods, Cl A	2,200	92

		335

General Merchandise Stores (0.1%)
Big Lots*	400	16

Health Care Distributors (0.5%)
Cardinal Health	1,100	76

Health Care Equipment (1.0%)
Medtronic	1,200	71
Zimmer Holdings	800	77

		148

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	400	61

Insurance (8.7%)
ACE	1,000	102
Aetna	1,400	100
Allstate	1,700	97
American International Group	1,400	74
Assurant	900	61
Berkshire Hathaway, Cl B*	1,000	129

	Shares	Value (000)
Insurance (continued)
CIGNA	1,000	$80
Hartford Financial Services Group	1,700	61
MetLife	1,800	94
Prudential Financial	1,000	81
Travelers	1,100	99
UnitedHealth Group	1,500	113
Unum Group	1,500	50
WellPoint	1,300	131

		1,272

Internet Retail (0.2%)
Amazon.com*	100	30

IT Consulting & Other Services (1.3%)
International Business Machines	900	177
Science Applications International	500	19

		196

Machinery (2.0%)
AGCO	800	45
Caterpillar	1,100	116
Deere	900	84
Oshkosh	800	44

		289

Metal & Glass Containers (0.4%)
Owens-Illinois*	1,900	61

Multimedia (0.3%)
Walt Disney	600	48

Office Electronics (0.6%)
Xerox	7,500	91

Office Equipment (0.6%)
3M	300	42
Avery Dennison	900	44

		86

Oil & Gas Equipment & Services (0.9%)
Halliburton	1,400	88
Schlumberger	400	41

		129

Paper Packaging (0.3%)
Rock-Tenn, Cl A	400	38

Petroleum & Fuel Products (11.3%)
Apache	900	78
Chevron	2,400	301
ConocoPhillips	2,300	171
Ensco, Cl A	1,600	81
Exxon Mobil	4,400	451
HollyFrontier	900	47
Marathon Oil	2,500	90
Marathon Petroleum	1,200	112
Murphy Oil	1,000	63
Occidental Petroleum	500	48

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2014	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)
Petroleum & Fuel Products (continued)
Phillips 66	1,300	$108
Tesoro	600	34
Valero Energy	1,400	80

		1,664

Petroleum Refining (0.7%)
Hess	1,200	107

Pharmaceuticals (5.5%)
AbbVie	800	42
Eli Lilly	1,100	65
Johnson & Johnson	3,800	385
Merck	1,800	105
Pfizer	6,800	213

		810

Printing & Publishing (0.7%)
Gannett	2,000	54
Lexmark International, Cl A	1,100	47

		101

Railroads (1.0%)
CSX	1,700	48
Norfolk Southern	1,100	104

		152

Reinsurance (0.9%)
Everest Re Group	200	31
PartnerRe	500	53
Validus Holdings	1,100	41

		125

Retail (3.9%)
Brinker International	800	39
Home Depot	500	40
Kohl’s	1,300	71
Kroger	2,200	101
Macy’s	1,900	109
McDonald’s	300	31
Safeway	1,400	48
Staples	3,700	46
Wal-Mart Stores	1,100	88

		573

Semi-Conductors/Instruments (2.2%)
Intel	7,000	187
Jabil Circuit	1,700	29
TE Connectivity	1,700	100

		316

Specialized REIT’s (0.6%)
Hospitality Properties Trust	1,600	48
Omega Healthcare Investors	1,000	35

		83

Technology Distributors (1.1%)
Avnet	1,200	52

	Shares/ Face Amount (000)	Value (000)
Technology Distributors (continued)
Ingram Micro, Cl A*	1,400	$38
Tech Data*	1,100	68

		158

Telephones & Telecommunications (5.5%)
Amdocs	1,100	51
AT&T	3,300	118
Cisco Systems	7,100	164
Corning	5,900	124
Harris	900	66
QUALCOMM	2,100	165
Verizon Communications	2,600	121

		809

Total Common Stock (Cost $10,657)		14,587

Repurchase Agreement (0.4%)
Morgan Stanley 0.000%, dated 04/30/14, to be repurchased on 05/01/14, repurchase price $53,686 (collateralized by various U.S. Treasury Obligations, ranging in par value $374-$28,433, 2.500%-7.625%, 11/15/17-1/15/29; with a total market value $54,759)	$54	54

Total Repurchase Agreement (Cost $54)		54

Total Investments — 99.8% (Cost $10,711)		$14,641

Percentages are based on Net Assets of $14,665 (000).

*	Non-income producing security.

Cl	Class

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2014	(Unaudited)

The following is a summary of the inputs used as of April 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,587	$—	$—	$14,587
Repurchase Agreement	—	54	—	54
Total Investments in Securities	$14,587	$54	$—	$14,641

For the six months ended April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. During the six months ended April 30, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2014	(Unaudited)

	LSV Conservative Core Equity Fund
Assets:
Investments at Value (Cost $10,711)	$14,641
Dividend and Interest Receivable	12
Receivable from Adviser	1
Prepaid Expenses	14
Total Assets	14,668
Liabilities:
Payable due to Administrator	1
Payable due to Chief Compliance Officer	1
Payable due to Trustees	—
Other Accrued Expenses	1
Total Liabilities	3
Net Assets	$14,665

Net Assets Consist of:
Paid-in Capital	$12,622
Undistributed Net Investment Income	85
Accumulated Realized Loss on Investments	(1,972)
Net Unrealized Appreciation on Investments	3,930
Net Assets	$14,665

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,225,813	(1)
Net Asset Value, Offering and Redemption Price Per Share	$11.96

(1)	Shares have not been rounded

Amounts designated as “—” have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2014	(Unaudited)

LSV Conservative Core Equity Fund
Investment Income:
Dividend Income	$159
Interest Income	—
Total Investment Income	159
Expenses:
Investment Advisory Fees	26
Administration Fees	5
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Transfer Agent Fees	14
Registration and Filing Fees	8
Printing Fees	1
Custodian Fees	1
Professional Fees	1
Insurance and Other Fees	2
Total Expenses	58
Less: Waiver of Investment Advisory Fees	(26)
Less: Reimbursement by Adviser for other expenses	(8)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	24
Net Investment Income	135
Net Realized Gain on Investments	201
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,050
Net Realized and Unrealized Gain on Investments	1,251
Net Increase in Net Assets Resulting from Operations	$1,386

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2014 (Unaudited) And for the year ended October 31, 2013

	LSV Conservative Core Equity Fund
	11/1/2013 to 4/30/2014	11/1/2012 to 10/31/2013
Operations:
Net Investment Income	$135	$291
Net Realized Gain on Investments	201	591
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,050	2,919
Net Increase in Net Assets Resulting from Operations	1,386	3,801
Dividends and Distributions:
Net Investment Income	(264)	(708)
Total Dividends and Distributions	(264)	(708)
Capital Share Transactions:
Issued	3	103
In Lieu of Dividends and Distributions	188	517
Redeemed	—	(5,447)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	191	(4,827)
Total Increase (Decrease) in Net Assets	1,313	(1,734)
Net Assets:
Beginning of Period	13,352	15,086
End of Period (including undistributed net investment income of $85 and $214, respectively)	$14,665	$13,352

Shares Transactions:
Issued	—	12
In Lieu of Dividends and Distributions	16	62
Redeemed	—	(595)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	16	(521)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a share outstanding throughout each period For the six months ended April 30, 2014 (Unaudited) and the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains on Investments	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers an Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Conservative Core Equity Fund
2014*	$11.04	$0.11	$1.03	$1.14	$(0.22)	$(0.22)	$11.96	10.39%	$14,665	0.35%	0.84%	1.94%	4%
2013	8.72	0.21	2.55	2.76	(0.44)	(0.44)	11.04	33.31	13,352	0.35	1.00	2.17	12
2012	7.72	0.17	0.98	1.15	(0.15)	(0.15)	8.72	15.16	15,086	0.35	0.63	2.10	18
2011	7.46	0.22	0.14	0.36	(0.10)	(0.10)	7.72	4.74	52,428	0.35	0.58	1.76	23
2010	6.61	0.14	0.85	0.99	(0.14)	(0.14)	7.46	15.06	30,213	0.35	0.68	1.98	29
2009	6.09	0.15	0.58	0.73	(0.21)	(0.21)	6.61	12.58	27,454	0.35	0.73	2.53	44

*	For the six months ended April 30, 2014. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes. Total return would have been lower had the Adviser not waived a portion of its fee.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2014	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 50 funds. The financial statements herein are those of the LSV Conservative Core Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At April 30, 2014, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair

Notes to Financial Statements April 30, 2014	(Unaudited)

value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2014, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2014, the Fund(s) did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2014, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at

Notes to Financial Statements April 30, 2014	(Unaudited)

an annual rate of 0.07% of the Funds’ first $1 billion of average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2014, the Fund earned $1 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.38% of the Fund’s average daily net assets. The Adviser has contractually agreed through February 28, 2015 to waive fees and reimburse expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses to a maximum of 0.35% of the Fund’s average daily net assets.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2014, were as follows (000):

Purchases
Other	$704
Sales
Other	$577

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2013 and October 31, 2012 was as follows (000):

Ordinary Income
2013	$708
2012	1,018

As of October 31, 2013, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$213
Capital Loss Carryforward	(2,060)
Unrealized Appreciation	2,768

Total Distributable Earnings	$921

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward a maximum of eight years and applied against future capital gains as follows (000):

Expires 10/31/17	Total
$1,828	$1,828

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards under the new provision are as follows:

Short-Term Loss	Long-Term Loss	Total
—	$232	$232

Notes to Financial Statements April 30, 2014	(Unaudited)

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2014, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$10,711	$4,189	$(259)	$3,930

8.	Other:

At April 30, 2014, 99% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), at the recommendation of the Adviser, has determined that it is in the best interest of the Fund and its shareholders to cease operations and liquidate any remaining assets on a pro rata basis to shareholders, and has approved the closing and liquidation of the Fund. Effective immediately, the Fund will be closed to new investments. The Fund is expected to cease operations and liquidate on or about June 13, 2014 (the “Liquidation Date”). Prior to the Liquidation Date, shareholders may redeem (sell) their shares in the manner described in the “Purchasing and Selling Fund Shares” section of the Prospectus. For those Fund shareholders that do not redeem (sell) their shares prior to the Liquidation Date, the Fund will distribute to each such shareholder, on or promptly after the Liquidation Date, a liquidating cash distribution equal in value to the shareholder’s interest in the net assets of the Fund as of the Liquidation Date.

In anticipation of the liquidation of the Fund, the Adviser may manage the Fund in a manner intended to facilitate its orderly liquidation, such as by raising cash or making investments in other highly liquid assets. As a result, during this time, all or a portion of the Fund may not be invested in a manner consistent with its stated investment strategies, which may prevent the Fund from achieving its investment objective.

The liquidation distribution to shareholders will be treated as a payment in exchange for their shares and will generally be a taxable event. You should consult your personal tax advisor concerning your particular tax situation.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/13	Ending Account Value 04/30/14	Annualized Expense Ratios	Expenses Paid During Period*
LSV Conservative Core Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,103.90	0.35%	$1.83

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,023.06	0.35%	$1.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 11, 2014 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with a peer group of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Funds and the Adviser

The Board was provided with information regarding the Funds’ performance since the Agreement was last renewed, as well as information regarding the Funds’ performance over other time periods including since their inception. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including expense limitation and fee waiver arrangements. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Conservative Core Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-SA-005-0700

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk Treasurer, Controller & CFO

Date: July 7, 2014